Distribution Date:	11/18/25	BMO 2025-5C12 MORTGAGE TRUST
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2025-5C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18
		Trustee	Computershare Trust Company, N.A.
Delinquency Loan Detail	19
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22	Special Servicer	Argentic Services Company LP
			Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
Modified Loan Detail	23			jmayfield@argenticservices.com
Historical Liquidated Loan Detail	24		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Interest Shortfall Detail - Collateral Level	26		Attention: BMO 2025-5C12–Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Supplemental Notes	27		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Controlling Class	Argentic Securities Income USA 2 LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09663VAA8	4.541500%	1,076,000.00	1,076,000.00	13,256.06	4,072.21	0.00	0.00	17,328.27	1,062,743.94	30.00%	30.00%
A-2	09663VAB6	4.698600%	51,230,000.00	51,230,000.00	0.00	200,591.07	0.00	0.00	200,591.07	51,230,000.00	30.00%	30.00%
A-3	09663VAC4	5.180000%	394,442,000.00	394,442,000.00	0.00	1,702,674.63	0.00	0.00	1,702,674.63	394,442,000.00	30.00%	30.00%
A-S	09663VAF7	5.557000%	62,226,000.00	62,226,000.00	0.00	288,158.23	0.00	0.00	288,158.23	62,226,000.00	20.25%	20.25%
B	09663VAG5	6.157600%	32,708,000.00	32,708,000.00	0.00	167,835.65	0.00	0.00	167,835.65	32,708,000.00	15.13%	15.13%
C	09663VAH3	6.009800%	24,731,000.00	24,731,000.00	0.00	123,856.97	0.00	0.00	123,856.97	24,731,000.00	11.25%	11.25%
D	09663VAN0	4.500000%	14,359,000.00	14,359,000.00	0.00	53,846.25	0.00	0.00	53,846.25	14,359,000.00	9.00%	9.00%
E	09663VAQ3	4.500000%	6,383,000.00	6,383,000.00	0.00	23,936.25	0.00	0.00	23,936.25	6,383,000.00	8.00%	8.00%
F	09663VAS9	4.500000%	13,562,000.00	13,562,000.00	0.00	50,857.50	0.00	0.00	50,857.50	13,562,000.00	5.88%	5.88%
G-RR	09663VAU4	6.782851%	7,977,000.00	7,977,000.00	0.00	45,089.00	0.00	0.00	45,089.00	7,977,000.00	4.63%	4.63%
J-RR*	09663VAW0	6.782851%	29,518,000.00	29,518,000.00	0.00	166,846.84	0.00	0.00	166,846.84	29,518,000.00	0.00%	0.00%
R	09663VAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			638,212,000.00	638,212,000.00	13,256.06	2,827,764.60	0.00	0.00	2,841,020.66	638,198,743.94

X-A	09663VAD2	1.659593%	446,748,000.00	446,748,000.00	0.00	617,849.83	0.00	0.00	617,849.83	446,734,743.94
X-B	09663VAE0	0.968110%	119,665,000.00	119,665,000.00	0.00	96,540.74	0.00	0.00	96,540.74	119,665,000.00
X-D	09663VAJ9	2.282851%	20,742,000.00	20,742,000.00	0.00	39,459.09	0.00	0.00	39,459.09	20,742,000.00
X-F	09663VAL4	2.282851%	13,562,000.00	13,562,000.00	0.00	25,800.03	0.00	0.00	25,800.03	13,562,000.00
Notional SubTotal			600,717,000.00	600,717,000.00	0.00	779,649.69	0.00	0.00	779,649.69	600,703,743.94

Deal Distribution Total					13,256.06	3,607,414.29	0.00	0.00	3,620,670.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09663VAA8	1,000.00000000	12.31975836	3.78458178	0.00000000	0.00000000	0.00000000	0.00000000	16.10434015	987.68024164
A-2	09663VAB6	1,000.00000000	0.00000000	3.91550010	0.00000000	0.00000000	0.00000000	0.00000000	3.91550010	1,000.00000000
A-3	09663VAC4	1,000.00000000	0.00000000	4.31666666	0.00000000	0.00000000	0.00000000	0.00000000	4.31666666	1,000.00000000
A-S	09663VAF7	1,000.00000000	0.00000000	4.63083325	0.00000000	0.00000000	0.00000000	0.00000000	4.63083325	1,000.00000000
B	09663VAG5	1,000.00000000	0.00000000	5.13133331	0.00000000	0.00000000	0.00000000	0.00000000	5.13133331	1,000.00000000
C	09663VAH3	1,000.00000000	0.00000000	5.00816667	0.00000000	0.00000000	0.00000000	0.00000000	5.00816667	1,000.00000000
D	09663VAN0	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	09663VAQ3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	09663VAS9	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G-RR	09663VAU4	1,000.00000000	0.00000000	5.65237558	0.00000000	0.00000000	0.00000000	0.00000000	5.65237558	1,000.00000000
J-RR	09663VAW0	1,000.00000000	0.00000000	5.65237618	0.00000000	0.00000000	0.00000000	0.00000000	5.65237618	1,000.00000000
R	09663VAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09663VAD2	1,000.00000000	0.00000000	1.38299406	0.00000000	0.00000000	0.00000000	0.00000000	1.38299406	999.97032766
X-B	09663VAE0	1,000.00000000	0.00000000	0.80675837	0.00000000	0.00000000	0.00000000	0.00000000	0.80675837	1,000.00000000
X-D	09663VAJ9	1,000.00000000	0.00000000	1.90237634	0.00000000	0.00000000	0.00000000	0.00000000	1.90237634	1,000.00000000
X-F	09663VAL4	1,000.00000000	0.00000000	1.90237649	0.00000000	0.00000000	0.00000000	0.00000000	1.90237649	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/25 - 10/30/25	30	0.00	4,072.21	0.00	4,072.21	0.00	0.00	0.00	4,072.21	0.00
A-2	10/01/25 - 10/30/25	30	0.00	200,591.07	0.00	200,591.07	0.00	0.00	0.00	200,591.07	0.00
A-3	10/01/25 - 10/30/25	30	0.00	1,702,674.63	0.00	1,702,674.63	0.00	0.00	0.00	1,702,674.63	0.00
X-A	10/01/25 - 10/30/25	30	0.00	617,849.83	0.00	617,849.83	0.00	0.00	0.00	617,849.83	0.00
X-B	10/01/25 - 10/30/25	30	0.00	96,540.74	0.00	96,540.74	0.00	0.00	0.00	96,540.74	0.00
X-D	10/01/25 - 10/30/25	30	0.00	39,459.09	0.00	39,459.09	0.00	0.00	0.00	39,459.09	0.00
X-F	10/01/25 - 10/30/25	30	0.00	25,800.03	0.00	25,800.03	0.00	0.00	0.00	25,800.03	0.00
A-S	10/01/25 - 10/30/25	30	0.00	288,158.23	0.00	288,158.23	0.00	0.00	0.00	288,158.23	0.00
B	10/01/25 - 10/30/25	30	0.00	167,835.65	0.00	167,835.65	0.00	0.00	0.00	167,835.65	0.00
C	10/01/25 - 10/30/25	30	0.00	123,856.97	0.00	123,856.97	0.00	0.00	0.00	123,856.97	0.00
D	10/01/25 - 10/30/25	30	0.00	53,846.25	0.00	53,846.25	0.00	0.00	0.00	53,846.25	0.00
E	10/01/25 - 10/30/25	30	0.00	23,936.25	0.00	23,936.25	0.00	0.00	0.00	23,936.25	0.00
F	10/01/25 - 10/30/25	30	0.00	50,857.50	0.00	50,857.50	0.00	0.00	0.00	50,857.50	0.00
G-RR	10/01/25 - 10/30/25	30	0.00	45,089.00	0.00	45,089.00	0.00	0.00	0.00	45,089.00	0.00
J-RR	10/01/25 - 10/30/25	30	0.00	166,846.84	0.00	166,846.84	0.00	0.00	0.00	166,846.84	0.00
Totals			0.00	3,607,414.29	0.00	3,607,414.29	0.00	0.00	0.00	3,607,414.29	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,620,670.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,619,132.83	Master Servicing Fee	2,117.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,117.17
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	274.79
ARD Interest	0.00	Operating Advisor Fee	994.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.33
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,619,132.83	Total Fees	11,718.53

Principal		Expenses/Reimbursements
Scheduled Principal	13,256.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,256.06	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,607,414.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,256.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,620,670.35
Total Funds Collected	3,632,388.89	Total Funds Distributed	3,632,388.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	638,212,000.00	638,212,000.00	Beginning Certificate Balance	638,212,000.00
(-) Scheduled Principal Collections	13,256.06	13,256.06	(-) Principal Distributions	13,256.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	638,198,743.94	638,198,743.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	638,212,000.00	638,212,000.00	Ending Certificate Balance	638,198,743.94
Ending Actual Collateral Balance	638,198,743.94	638,198,743.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	13	39,839,000.00	6.24%	57	6.3258	1.521064	1.49 or lower	34	361,845,000.00	56.70%	57	6.6809	1.371135
5,000,000 to 9,999,999	18	122,818,000.00	19.24%	57	6.6631	1.468537	1.50 to 1.99	15	207,853,743.94	32.57%	58	6.7580	1.642772
10,000,000 to 19,999,999	14	176,645,000.00	27.68%	58	6.4812	1.679276	2.00 or greater	5	68,500,000.00	10.73%	58	5.5569	2.536715
20,000,000 to 29,999,999	6	143,146,743.94	22.43%	58	6.8108	1.613875	Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709
30,000,000 to 39,999,999	1	36,000,000.00	5.64%	58	6.5000	1.530000
40,000,000 or higher	2	119,750,000.00	18.76%	59	6.5016	1.567119
Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	13,464,316.93	2.11%	58	6.4675	1.542433	North Carolina	8	7,999,851.66	1.25%	58	6.8427	1.422690
Arizona	2	12,172,278.11	1.91%	58	6.9835	1.389400	North Dakota	1	26,609.03	0.00%	56	5.3757	1.960000
Arkansas	1	45,132.22	0.01%	56	5.3757	1.960000	Ohio	8	14,876,432.81	2.33%	58	6.7480	1.636710
California	2	10,200,000.00	1.60%	56	6.6968	1.744510	Oklahoma	3	236,395.45	0.04%	56	5.3757	1.960000
Colorado	7	5,378,831.79	0.84%	57	6.6162	1.427468	Pennsylvania	1	25,000,000.00	3.92%	59	5.9450	2.360000
Connecticut	4	8,588,036.70	1.35%	59	6.4084	1.566429	South Carolina	9	9,525,097.30	1.49%	58	6.5674	1.451352
Florida	12	30,804,038.92	4.83%	58	6.8474	1.453449	South Dakota	1	134,901.59	0.02%	56	5.3757	1.960000
Georgia	8	42,036,090.18	6.59%	58	7.0899	1.599187	Texas	10	57,268,952.80	8.97%	57	6.8011	1.465804
Hawaii	35	1,708,869.05	0.27%	56	5.3757	1.960000	Utah	2	177,723.57	0.03%	56	5.3757	1.960000
Idaho	1	39,851.66	0.01%	56	5.3757	1.960000	Virginia	1	6,500,000.00	1.02%	57	5.9500	2.210000
Illinois	5	24,314,274.44	3.81%	58	6.6014	1.253337	Washington	3	5,985,000.00	0.94%	57	6.8224	1.224486
Indiana	2	221,906.93	0.03%	56	5.3757	1.960000	Wisconsin	1	10,750,000.00	1.68%	59	6.5200	1.320000
Iowa	2	159,241.64	0.02%	56	5.3757	1.960000	Totals	168	638,198,743.94	100.00%	58	6.5853	1.584709
Kansas	1	20,874.68	0.00%	56	5.3757	1.960000
									Property Type³
Kentucky	4	13,147,112.87	2.06%	59	6.4380	1.435931
Louisiana	2	110,025.25	0.02%	56	5.3757	1.960000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	1	148,267.99	0.02%	56	5.3757	1.960000		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	1	10,000,000.00	1.57%	58	4.9355	3.290000	Industrial	78	54,942,858.88	8.61%	57	6.4517	1.505137
Michigan	2	15,483,911.94	2.43%	56	6.7194	1.260726	Lodging	7	45,986,743.94	7.21%	59	7.6065	1.604692
Minnesota	1	18,234.41	0.00%	56	5.3757	1.960000	Mixed Use	4	46,050,000.00	7.22%	59	5.7483	2.339511
Missouri	2	151,815.86	0.02%	56	5.3757	1.960000	Mobile Home Park	19	74,507,500.00	11.67%	58	6.6931	1.507818
Nebraska	2	147,277.88	0.02%	56	5.3757	1.960000	Multi-Family	18	181,123,500.00	28.38%	57	6.2900	1.521760
Nevada	1	243,152.91	0.04%	56	5.3757	1.960000	Office	4	115,410,000.00	18.08%	58	7.0812	1.591875
New Jersey	3	61,500,000.00	9.64%	57	7.3018	1.444228	Other	28	1,298,141.13	0.20%	56	5.3757	1.960000
New York	15	249,614,237.37	39.11%	58	6.3717	1.589438	Retail	3	82,975,000.00	13.00%	58	6.4665	1.414589
							Self Storage	7	35,905,000.00	5.63%	58	6.5465	1.546461
							Totals	168	638,198,743.94	100.00%	58	6.5853	1.584709

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	12	113,446,000.00	17.78%	58	5.6554	2.113366	12 months or less	54	638,198,743.94	100.00%	58	6.5853	1.584709
	6.00000% to 6.49999%	7	107,100,000.00	16.78%	58	6.3015	1.416265	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	25	303,893,500.00	47.62%	58	6.6670	1.477949	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	4	43,772,500.00	6.86%	57	7.2157	1.455961	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% or greater	6	69,986,743.94	10.97%	57	7.7782	1.529640	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709	Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	54 months or less	1	8,137,500.00	1.28%	54	7.2300	1.380000	Interest Only	53	610,712,000.00	95.69%	58	6.5307	1.580336
	55 months or greater	53	630,061,243.94	98.72%	58	6.5770	1.587353	359 months or less	1	27,486,743.94	4.31%	59	7.8000	1.681885
	Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		54	638,198,743.94	100.00%	58	6.5853	1.584709			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	638,198,743.94	100.00%	58	6.5853	1.584709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30512606	OF	New York	NY	Actual/360	6.670%	366,155.21	0.00	0.00	N/A	10/06/30	--	63,750,000.00	63,750,000.00	11/06/25
2	30323489	RT	Spring Valley	NY	Actual/360	6.310%	304,282.22	0.00	0.00	N/A	09/06/30	--	56,000,000.00	56,000,000.00	11/06/25
3A-2	30323490	OF	Warren	NJ	Actual/360	7.765%	133,730.56	0.00	0.00	N/A	07/06/30	--	20,000,000.00	20,000,000.00	11/06/25
3A-3	30323491				Actual/360	7.765%	66,865.28	0.00	0.00	N/A	07/06/30	--	10,000,000.00	10,000,000.00	11/06/25
3A-4	30323492				Actual/360	7.765%	33,432.64	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	11/06/25
3A-5	30323493				Actual/360	7.765%	33,432.64	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	11/06/25
4	30512577	MH	Various	Various	Actual/360	6.500%	201,500.00	0.00	0.00	N/A	09/06/30	--	36,000,000.00	36,000,000.00	11/06/25
5	30323494	LO	Various	Various	Actual/360	7.800%	184,708.33	13,256.06	0.00	N/A	10/06/30	--	27,500,000.00	27,486,743.94	11/06/25
6A-5	30323495	MF	New York	NY	Actual/360	5.333%	68,884.58	0.00	0.00	N/A	08/06/30	--	15,000,000.00	15,000,000.00	11/06/25
6A-6	30323496				Actual/360	5.333%	55,107.67	0.00	0.00	N/A	08/06/30	--	12,000,000.00	12,000,000.00	11/06/25
7	30512619	MU	Philadelphia	PA	Actual/360	5.945%	127,982.64	0.00	0.00	N/A	10/06/30	--	25,000,000.00	25,000,000.00	11/06/25
8	30512594	MF	Chicago	IL	Actual/360	6.607%	137,686.71	0.00	0.00	N/A	09/06/30	--	24,200,000.00	24,200,000.00	11/06/25
9	30323497	Various Houston		TX	Actual/360	6.810%	137,573.35	0.00	0.00	N/A	09/01/30	--	23,460,000.00	23,460,000.00	11/01/25
10	30512601	MF	New York	NY	Actual/360	5.955%	117,942.08	0.00	0.00	N/A	09/06/30	--	23,000,000.00	23,000,000.00	11/06/25
11	30512548	LO	New York	NY	Actual/360	7.319%	116,595.74	0.00	0.00	N/A	09/06/30	--	18,500,000.00	18,500,000.00	11/06/25
12	30323498	IN	Rhome	TX	Actual/360	6.550%	97,125.58	0.00	0.00	N/A	08/01/30	--	17,220,000.00	17,220,000.00	11/01/25
13A-5-1	30323499	IN	Detroit	MI	Actual/360	6.740%	46,431.11	0.00	0.00	N/A	07/06/30	--	8,000,000.00	8,000,000.00	11/06/25
13A-5-2	30323500				Actual/360	6.740%	29,019.44	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	11/06/25
13A-5-3-1	30323501				Actual/360	6.740%	13,058.75	0.00	0.00	N/A	07/06/30	--	2,250,000.00	2,250,000.00	11/06/25
14	30512530	RT	Miami	FL	Actual/360	6.617%	85,469.58	0.00	0.00	N/A	08/06/30	--	15,000,000.00	15,000,000.00	11/06/25
15	30512625	SS	Various	KY	Actual/360	6.450%	72,204.17	0.00	0.00	N/A	10/06/30	--	13,000,000.00	13,000,000.00	11/06/25
16	30323502	RT	Mesa	AZ	Actual/360	7.010%	72,285.76	0.00	0.00	N/A	09/06/30	--	11,975,000.00	11,975,000.00	11/06/25
17	30512286	MF	Brooklyn	NY	Actual/360	6.980%	66,717.17	0.00	0.00	N/A	07/06/30	--	11,100,000.00	11,100,000.00	11/06/25
18A-3	30323503	MF	Edgewater	NJ	Actual/360	6.235%	59,059.31	0.00	0.00	N/A	09/06/30	--	11,000,000.00	11,000,000.00	11/06/25
19	30323504	MF	Green Bay	WI	Actual/360	6.520%	60,355.28	0.00	0.00	N/A	10/06/30	--	10,750,000.00	10,750,000.00	11/06/25
20	30323505	MH	Various	Various	Actual/360	6.850%	62,525.28	0.00	0.00	N/A	09/06/30	--	10,600,000.00	10,600,000.00	11/06/25
21	30323506	IN	Elizabeth	NJ	Actual/360	6.655%	60,172.29	0.00	0.00	N/A	09/06/30	--	10,500,000.00	10,500,000.00	11/06/25
22A-2-2-C	30323507	MU	Boston	MA	Actual/360	4.936%	42,500.48	0.00	0.00	N/A	09/01/30	--	10,000,000.00	10,000,000.00	11/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30323508	MF	Brooklyn	NY	Actual/360	6.500%	54,852.78	0.00	0.00	N/A	07/06/30	--	9,800,000.00	9,800,000.00	11/06/25
24A-10-2	30512457	Various Various		Various	Actual/360	5.376%	17,027.22	0.00	0.00	N/A	07/09/30	--	3,678,288.95	3,678,288.95	11/09/25
24A-10-
	30512458				Actual/360	5.376%	2,810.85	0.00	0.00	N/A	07/09/30	--	607,211.05	607,211.05	11/09/25
2FL
24A-11-3	30512627				Actual/360	5.376%	21,000.43	0.00	0.00	N/A	07/09/30	--	4,536,599.28	4,536,599.28	11/09/25
24A-11-
	30512629				Actual/360	5.376%	3,466.75	0.00	0.00	N/A	07/09/30	--	748,900.72	748,900.72	11/09/25
3FL
25	30323509	MF	Bronx	NY	Actual/360	6.300%	51,537.50	0.00	0.00	N/A	09/06/30	--	9,500,000.00	9,500,000.00	11/06/25
26	30512604	MF	Astoria	NY	Actual/360	6.150%	47,662.50	0.00	0.00	N/A	10/06/30	--	9,000,000.00	9,000,000.00	11/06/25
27	30512576	MF	Bowling Green	OH	Actual/360	6.557%	50,116.61	0.00	0.00	N/A	09/06/30	--	8,876,000.00	8,876,000.00	11/06/25
28A-2	30323510	MF	North Richland Hills	TX	Actual/360	7.230%	50,662.72	0.00	0.00	N/A	05/06/30	--	8,137,500.00	8,137,500.00	11/06/25
29	30323511	MU	Brooklyn	NY	Actual/360	5.998%	40,028.32	0.00	0.00	N/A	09/06/30	--	7,750,000.00	7,750,000.00	11/06/25
30	30323512	MF	Milton	FL	Actual/360	6.730%	44,333.88	0.00	0.00	N/A	09/06/30	--	7,650,000.00	7,650,000.00	11/06/25
31	30323513	SS	Fairfax Station	VA	Actual/360	5.950%	33,303.47	0.00	0.00	N/A	08/01/30	--	6,500,000.00	6,500,000.00	11/01/25
32	30512529	OF	Petaluma	CA	Actual/360	6.732%	37,680.50	0.00	0.00	N/A	08/06/30	--	6,500,000.00	6,500,000.00	11/06/25
33	30323514	MH	Greenville	SC	Actual/360	6.750%	31,547.34	0.00	0.00	N/A	09/01/30	--	5,427,500.00	5,427,500.00	11/01/25
34	30323515	MF	New York	NY	Actual/360	6.350%	28,980.69	0.00	0.00	N/A	06/06/30	--	5,300,000.00	5,300,000.00	11/06/25
35	30323516	MF	Bridgeport	CT	Actual/360	6.600%	29,553.33	0.00	0.00	N/A	10/06/30	--	5,200,000.00	5,200,000.00	11/06/25
36	30323517	OF	Independence	OH	Actual/360	7.300%	32,436.33	0.00	0.00	N/A	08/06/30	--	5,160,000.00	5,160,000.00	11/06/25
37	30323518	SS	Richmond	TX	Actual/360	6.870%	29,679.74	0.00	0.00	N/A	08/01/30	--	5,017,000.00	5,017,000.00	11/01/25
38	30323519	MF	New York	NY	Actual/360	5.630%	22,422.26	0.00	0.00	N/A	10/01/30	--	4,625,000.00	4,625,000.00	11/01/25
39	30323520	SS	Highlands Ranch	CO	Actual/360	6.820%	27,132.23	0.00	0.00	N/A	08/01/30	--	4,620,000.00	4,620,000.00	11/01/25
40A-2	30323521	IN	Hawthorne	CA	Actual/360	6.635%	21,139.85	0.00	0.00	N/A	06/06/30	--	3,700,000.00	3,700,000.00	11/06/25
41	30323522	MF	Seattle	WA	Actual/360	6.800%	19,323.33	0.00	0.00	N/A	08/06/30	--	3,300,000.00	3,300,000.00	11/06/25
42	30512614	MU	Norwalk	CT	Actual/360	6.134%	17,430.78	0.00	0.00	N/A	09/06/30	--	3,300,000.00	3,300,000.00	11/06/25
43	30323523	SS	Houston	TX	Actual/360	6.950%	19,677.77	0.00	0.00	N/A	08/01/30	--	3,288,000.00	3,288,000.00	11/01/25
44	30323524	MF	Seattle	WA	Actual/360	6.850%	15,837.77	0.00	0.00	N/A	08/06/30	--	2,685,000.00	2,685,000.00	11/06/25
45	30323525	MH	South Daytona	FL	Actual/360	7.750%	16,684.03	0.00	0.00	N/A	09/06/30	--	2,500,000.00	2,500,000.00	11/06/25
Totals							3,619,132.83	13,256.06	0.00				638,212,000.00	638,198,743.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-5-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-5-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-5-3-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-2-2-C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-10-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-10-2FL	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-11-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-11-3FL	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.585348%	6.564024%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0	0		0
	0 - 6 Months	0	0	0		0
	7 - 12 Months	0	0	0		0
	13 - 24 Months	0	0	0		0
	25 - 36 Months	0	0	0		0
	37 - 48 Months	0	0	0		0
	49 - 60 Months	638,198,744	638,198,744	0		0
	> 60 Months	0	0	0		0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Nov-25	638,198,744	638,198,744	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27